[AIM LOGO APPEARS HERE]          Dear Shareholder:

            [PHOTO of            Mixed signals from a vigorous economy were
         Charles T. Bauer,       the chief focus for fixed-income markets
          Chairman of the        during most of the past year.  Although the
LETTER   Board of The Fund,      Federal Reserve Board (the Fed) raised
TO OUR     APPEARS HERE]         interest rates only once during the fiscal
SHAREHOLDERS                     year covered by this report, the period was
               marked by considerable fluctuation in the money markets.
                 In March, 1997, the Fed raised the key short-term target,
               namely the federal funds rate, from 5.25% to 5.50%. That action was in response to concern about the inflationary potential of strong economic growth during the last quarter of 1996 and the first quarter of 1997. Short-term yields rose as markets anticipated another increase in interest rates at the Fed's next meeting in May.
                 But when signs of a slowing economy appeared, the Fed decided not to raise rates further in May. Money market yields fell significantly, reflecting changed expectations of near-term interest rate stability. In fact, the federal funds rate remained unchanged from March through Short-Term Investments Co. Liquid Assets Portfolio's August 31 fiscal year-end.
                 The economy continued to display considerable resilience,
               growing at a 3.3% annual rate during the second quarter of 1997. Though there were no outward signs of inflation, the extension of a strong growth pattern heightened uncertainty about Fed policy, and that led to increased volatility in the money markets.

               YOUR INVESTMENT PORTFOLIO

               Through a combination of short-term cash management vehicles and selective use of longer maturities to add yield, the Portfolio continued to provide attractive returns despite the recent drop in money market yields. Weighted average maturity was relatively short for much of the fiscal year in light of generally heightened market volatility and the potential for a rise in interest rates. But as rate increases became less likely, portfolio management extended maturities to the 25-day range. At the close of the reporting period, the weighted average maturity of the Portfolio was 16 days due to an influx of cash into the Fund.
                 As of August 31, 1997, performance of the MSTC Cash Reserves
               Class of the Portfolio compared favorably with performance reported for comparative indexes, as shown in the table.
                 Net assets of the MSTC Cash Reserves Class stood at $80.51 million as of August 31, 1997.

                                                                     (continued)

                                                Average        Seven-Day
               YIELDS AS OF 8/31/97          Monthly Yield       Yield
               Liquid Assets Portfolio
               MSTC Cash Reserves Class          5.41%           5.47%

               IBC Money Fund Averages (TM)-     5.32%           5.33%
               First-Tier Institutions Only

               IBC Money Fund Averages (TM)-     5.23%           5.25%
               Total Institutions Only

                 The Liquid Assets Portfolio invests solely in securities rated
               "First Tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using the barbell maturity structure, portfolio management emphasizes superior credit quality in purchasing money market securities such as commercial paper and selected repurchase agreement securities. As with any money market fund, your investment in Liquid Assets Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC, or a bank, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

               OUTLOOK FOR THE FUTURE

               As the reporting period closed, expectations were that the economy would continue to grow at a sustainable annual pace of 2% to 3% and that inflation would remain under control. However, underlying strength in various economic indicators, including consumer spending and capital expenditures by companies, signals the potential for faster growth, which could trigger higher short-term rates later this year. This uncertainty could cause interest rates to remain volatile through the close of 1997.
                 The Portfolio will continue to maintain a relatively short maturity structure, remaining flexible to take advantage of any sudden rise in market yields or further rate increases by the Fed.
                 We are pleased to send you this report concerning your
               investment. AIM remains committed to the primary goals of safety, liquidity and yield in institutional fund management. We also are committed to customer service and are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

               Respectfully submitted,

               /s/ CHARLES T. BAUER
               Charles T. Bauer
               Chairman

SCHEDULE OF INVESTMENTS
August 31, 1997

                                      MATURITY PAR (000)     VALUE
COMMERCIAL PAPER - 21.72%(a)
CAPITAL GOODS - 1.33%

MACHINERY - 1.33%

Caterpillar Financial Services Corp.
 5.51%                                12/08/97  $20,000  $   19,700,011
-----------------------------------------------------------------------
 5.54%                                01/12/98    2,530       2,478,218
-----------------------------------------------------------------------
 5.54%                                01/15/98   12,800      12,532,110
-----------------------------------------------------------------------
 5.53%                                04/03/98   19,300      18,665,555
-----------------------------------------------------------------------
    Total Capital Goods                                      53,375,894
-----------------------------------------------------------------------

CONSUMER DURABLES - 5.39%

AUTOMOBILE - 3.91%

Daimler-Benz North America Corp.
 5.52%                                11/07/97   25,000      24,743,167
-----------------------------------------------------------------------
 5.52%                                11/18/97   30,000      29,641,200
-----------------------------------------------------------------------
 5.51%                                01/16/98   25,000      24,475,784
-----------------------------------------------------------------------
 5.54%                                02/04/98   15,000      14,639,900
-----------------------------------------------------------------------
 5.50%                                02/11/98   20,000      19,502,397
-----------------------------------------------------------------------
Ford Motor Credit Co.
 5.53%                                12/09/97   20,000      19,695,850
-----------------------------------------------------------------------
Hertz Corp.
 5.53%                                12/16/97   25,000      24,592,931
-----------------------------------------------------------------------
                                                            157,291,229
-----------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES - 0.61%

First Data Corp.
 5.51%                                01/21/98   25,000      24,456,653
-----------------------------------------------------------------------

PAPERS & FOREST PRODUCTS - 0.87%

Weyerhaeuser Real Estate Co.
 5.60%                                09/30/97   35,000      35,000,000
-----------------------------------------------------------------------
    Total Consumer Durables                                 216,747,882
-----------------------------------------------------------------------

ENERGY - 2.11%

OIL & GAS (INTEGRATED) - 2.11%

Shell 96
 5.70%                                09/24/97   30,000      30,000,000
-----------------------------------------------------------------------
 5.63%                                10/22/97   30,000      30,000,000
-----------------------------------------------------------------------
 5.62%                                12/03/97   25,000      25,000,000
-----------------------------------------------------------------------
    Total Energy                                             85,000,000
-----------------------------------------------------------------------

                                     MATURITY PAR (000)     VALUE
FINANCIAL - 9.93%

ASSET-BACKED SECURITIES - 1.48%

Delaware Funding Corp.
 5.52%                               10/20/97  $25,000  $   24,812,166
----------------------------------------------------------------------
 5.55%                               11/05/97   10,107      10,005,719
----------------------------------------------------------------------

Preferred Receivables Funding Corp.
 5.53%                               12/15/97   25,000      24,596,771
----------------------------------------------------------------------
                                                            59,414,656
----------------------------------------------------------------------

BROKERAGE/INVESTMENTS - 0.62%

Merrill Lynch & Co., Inc.
 5.29%                               11/10/97   25,000      24,742,847
----------------------------------------------------------------------

LEASING COMPANIES - 0.25%

International Lease Finance Corp.
 5.52%                               11/10/97   10,000       9,892,666
----------------------------------------------------------------------

PERSONAL CREDIT - 3.48%

Associates Corp. of North America
 5.62%                               09/02/97  140,000     139,978,144
----------------------------------------------------------------------

MULTIPLE INDUSTRY - 4.10%

General Electric Capital Corp.
 5.63%                               09/02/97  140,000     139,978,125
----------------------------------------------------------------------
 5.42%                               09/09/97   25,000      24,969,889
----------------------------------------------------------------------
                                                           164,948,014
----------------------------------------------------------------------
    Total Financial                                        398,976,327
----------------------------------------------------------------------

UTILITIES - 1.13%

TELEPHONE - 1.13%

MCI Communications Corp.
 5.50%                               12/04/97   10,000       9,856,389
----------------------------------------------------------------------
 5.50%                               12/16/97   10,000       9,838,056
----------------------------------------------------------------------
 5.52%                               12/18/97   16,000      15,735,040
----------------------------------------------------------------------
 5.50%                               12/22/97   10,000       9,828,889
----------------------------------------------------------------------
    Total Utilities                                         45,258,374
----------------------------------------------------------------------

OTHER - 1.83%

METAL MINING- 0.61%

RTZ America, Inc.
 5.53%                               01/13/98   25,000      24,485,403
----------------------------------------------------------------------

MISCELLANEOUS - 1.22%

Cargill Incorporated
 5.51%                               12/19/97   25,000      24,582,924
----------------------------------------------------------------------

                                             MATURITY PAR (000)     VALUE
OTHER - (continued)

MISCELLANEOUS - (CONTINUED)

Cargill Financial Services Corp.
 5.52%                                       01/21/98  $25,000  $   24,455,667
------------------------------------------------------------------------------
                                                                    49,038,591
------------------------------------------------------------------------------
    Total Other                                                     73,523,994
------------------------------------------------------------------------------
    Total Commercial Paper                                         872,882,471
------------------------------------------------------------------------------

BANK NOTES - 1.04%

First U.S.A. Bank
 6.03%                                       09/30/97   42,000      42,013,702
------------------------------------------------------------------------------

CERTIFICATE OF DEPOSIT - 0.49%

Huntington National Bank
 6.23%                                       04/24/98   20,000      20,040,517
------------------------------------------------------------------------------

COMMERCIAL PAPER TRUST CERTIFICATES - 4.23%

Citibank, N.A.
 5.82%(b)                                    12/26/97  170,000     170,000,000
------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 17.27%

Goldman Sachs Group (The), L.P.
 5.625%(c)                                   10/20/97  178,000     178,000,000
------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.
 5.9875%(d)                                  08/17/98  155,000     155,000,000
------------------------------------------------------------------------------
Morgan (J.P.) Securities Inc.
 5.7875%(e)                                  10/06/97  185,000     185,000,000
------------------------------------------------------------------------------
Morgan Stanley Group Inc.
 5.7875%(f)                                  11/24/97  177,000     177,000,000
------------------------------------------------------------------------------
    Total Master Note Agreements                                   695,000,000
------------------------------------------------------------------------------

MEDIUM TERM NOTES - 0.62%

Associates Corp. of North America
 5.69%(g)                                    03/02/98   25,000      24,990,374
------------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                 1,824,927,064
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 54.87%(h)

Bear, Stearns & Co. Inc.
 5.63%(i)                                          --  140,000     140,000,000
------------------------------------------------------------------------------
CIBC Wood Gundy Securities Corp.
 5.62%(j)                                    09/02/97  140,000     140,000,000
------------------------------------------------------------------------------
Deutsche Bank Securities Corp.
 5.64%(k)                                          --  140,000     140,000,000
------------------------------------------------------------------------------
Dresdner Securities (USA) Inc.
 5.62%(l)                                    09/02/97  140,000     140,000,000
------------------------------------------------------------------------------

                                          MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS - (continued)

Goldman, Sachs & Co.
 5.60%(m)                                 09/02/97 $105,916  $  105,916,016
------------------------------------------------------------------------------
 5.61%(n)                                 09/02/97  195,606     195,605,918
------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
 5.62%(o)                                 09/02/97  140,000     140,000,000
------------------------------------------------------------------------------
HSBC Securities, Inc.
 5.64%(p)                                 09/02/97  140,000     140,000,000
------------------------------------------------------------------------------
Merrill Lynch Government Securities Inc.
 5.69%(q)                                       --  400,000     400,000,000
------------------------------------------------------------------------------
Nesbitt Burns Securities Inc.
 5.62%(r)                                       --  125,000     125,000,000
------------------------------------------------------------------------------
Sanwa Securities (USA) Co., L.P.
 5.62%(s)                                 09/02/97  147,732     147,732,342
------------------------------------------------------------------------------
SBC Capital Markets, Inc.
 5.62%(t)                                 09/02/97  140,000     140,000,000
------------------------------------------------------------------------------
UBS Securities LLC.
 5.62%(u)                                 09/02/97  252,650     252,649,596
------------------------------------------------------------------------------
    Total Repurchase Agreements                               2,206,903,872
------------------------------------------------------------------------------
    TOTAL INVESTMENTS - 100.24%                               4,031,830,936(v)
------------------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES - (0.24)%                      (9,620,578)
------------------------------------------------------------------------------
    NET ASSETS - 100.00%                                     $4,022,210,358
==============================================================================

Notes to Schedule of Investments:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Variable rate trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Portfolio to receive variable rate interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because variable rate trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where the debt obligation is owned directly. Rate shown is the rate in effect on 08/31/97.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' prior written notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon two business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97.
(e) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97 .
(f) Master Note Purchase Agreement may be terminated by either party upon three business days' prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97.
(g) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/97.

(h) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $268,177,242 U.S. Government obligations, 0% to 11.50% due 02/01/01 to 09/01/27 with an aggregate market value at 08/31/97 of $208,921,813.
(j) Joint repurchase agreement entered into 08/29/97 with a maturing value of $200,124,889. Collateralized by $200,585,000 U.S. Government obligations, 5.53% to 7.93% due 02/02/98 to 07/30/07 with an aggregate market value at 08/31/97 of $204,002,656.
(k) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $243,062,487 U.S. Government obligations, 0% to 9.00% due 11/24/97 to 08/20/27 with an aggregate market value at 08/31/97 of $204,000,923.
(l) Joint repurchase agreement entered into 08/29/97 with a maturing value of $200,124,889. Collateralized by $356,015,498 U.S. Government obligations, 0% to 7.778% due 07/01/01 to 02/01/37 with an aggregate market value at 08/31/97 of $204,000,810.
(m) Joint repurchase agreement entered into 08/29/97 with a maturing value of $250,155,556. Collateralized by $246,226,835 U.S. Government obligations, 6.752% to 8.111 % due 07/01/22 to 08/01/36 with an aggregate market value at 08/31/97 of $255,000,001.
(n) Joint repurchase agreement entered into 08/29/97 with a maturing value of $400,249,333. Collateralized by $403,862,867 U.S. Government obligations, 5.901% to 8.117% due 12/01/17 to 01/01/35 with an aggregate market value at 08/31/97 of $408,000,001.
(o) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,187,333. Collateralized by $299,652,416 U.S. Government obligations, 5.50% to 10.00% due 09/01/00 to 06/01/27 with an aggregate market value at 08/31/97 of $306,000,589.
(p) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,188,000. Collateralized by $340,004,979 U.S. Government obligations, 0% to 9.00% due 04/15/98 to 11/01/35 with an aggregate market value at 08/31/97 of $306,000,024.
(q) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $467,972,543 U.S. Government obligations 5.50% to 12.00% due 10/01/01 to 09/01/27 with an aggregate market value at 08/31/97 of $408,001,549.
(r) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $130,662,000 U.S. Government obligations, 0% to 7.21% due 10/17/97 to 07/15/20 with an aggregate market value at 08/31/97 of $127,500,871.
(s) Joint repurchase agreement entered into 08/29/97 with a maturing value of $200,124,889 . Collateralized by $203,307,000 U.S. Government obligations, 0% to 7.875% due 09/02/97 to 08/27/12 with an aggregate market value at 08/31/97 of $204,000,079.
(t) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,187,333. Collateralized by $304,538,273 U.S. Government obligations, 6.029% to 9.00% due 06/01/09 to 09/01/36 with an aggregate market value at 08/31/97 of $307,989,473.
(u) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,187,333. Collateralized by $351,233,831 U.S. Government obligations, 0% to 9.00% due 01/15/03 to 08/15/27 with an aggregate market value at 08/31/97 of $306,004,400.
(v) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1997

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $1,824,927,064
------------------------------------------------------------------------
Repurchase agreements                                      2,206,903,872
------------------------------------------------------------------------
Interest receivable                                            8,221,689
------------------------------------------------------------------------
Investment for deferred compensation plan                         33,770
------------------------------------------------------------------------
Other assets                                                      44,228
------------------------------------------------------------------------
  Total assets                                             4,040,130,623
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                    17,643,247
------------------------------------------------------------------------
 Deferred compensation                                            33,770
------------------------------------------------------------------------
Accrued advisory fees                                            141,022
------------------------------------------------------------------------
Accrued distribution fees                                         35,839
------------------------------------------------------------------------
Accrued administrative services fees                               6,491
------------------------------------------------------------------------
Accrued transfer agent fees                                       27,000
------------------------------------------------------------------------
Accrued operating expenses                                        32,896
------------------------------------------------------------------------
  Total liabilities                                           17,920,265
------------------------------------------------------------------------
NET ASSETS                                                $4,022,210,358
========================================================================

NET ASSETS:

Institutional Class                                       $3,787,357,429
========================================================================
Cash Management Class                                     $   83,487,131
========================================================================
Private Investment Class                                  $   70,855,883
========================================================================
MSTC Cash Reserves Class                                  $   80,509,915
========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        3,788,657,933
========================================================================
Cash Management Class                                         83,515,172
========================================================================
Private Investment Class                                      70,880,159
========================================================================
MSTC Cash Reserves Class                                      80,537,499
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1997

INVESTMENT INCOME:

Interest income                                       $160,945,206
-------------------------------------------------------------------

EXPENSES:

Advisory
 fees                                                    4,369,695
-------------------------------------------------------------------
Custodian fees                                             174,747
-------------------------------------------------------------------
Administrative services fees                                68,372
-------------------------------------------------------------------
Distribution fees (Note 2)                                 427,798
-------------------------------------------------------------------
Directors' fees and expenses                                16,789
-------------------------------------------------------------------
Transfer agent fees                                        260,721
-------------------------------------------------------------------
Other                                                      355,240
-------------------------------------------------------------------
  Total expenses                                         5,673,362
-------------------------------------------------------------------
Less: Fee waivers and expense reimbursements            (3,476,063)
-------------------------------------------------------------------
  Net expenses                                           2,197,299
-------------------------------------------------------------------
Net investment income                                  158,747,907
-------------------------------------------------------------------
Net realized gain on sales of investments                  352,792
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $159,100,699
===================================================================



See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1997 and 1996

                                                  1997            1996
                                             --------------  --------------
OPERATIONS:

 Net investment income                       $  158,747,907  $   98,908,897
----------------------------------------------------------------------------
 Net realized gain (loss) on sales of
  investments                                       352,792      (1,596,067)
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   159,100,699      97,312,830
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                          (149,604,986)    (97,295,860)
----------------------------------------------------------------------------
  Cash Management Class                          (4,717,164)       (689,376)
----------------------------------------------------------------------------
  Private Investment Class                       (2,931,782)       (923,661)
----------------------------------------------------------------------------
  MSTC Cash Reserves Class                       (1,493,975)             --
----------------------------------------------------------------------------
  Capital stock transactions -- net           1,934,913,244     801,077,731
----------------------------------------------------------------------------
  Net increase in net assets                  1,935,266,036     799,481,664
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                         2,086,944,322   1,287,462,658
----------------------------------------------------------------------------
  End of period                              $4,022,210,358  $2,086,944,322
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in) $4,023,590,763  $2,088,677,519
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investment securities                (1,380,405)     (1,733,197)
----------------------------------------------------------------------------
                                             $4,022,210,358  $2,086,944,322
============================================================================



See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Liquid Assets Portfolio (the "Portfolio") with assets, liabilities and operations of each portfolio accounted for separately. The Portfolio consists of four different classes of shares: the Institutional Class, the Cash Management Class, the Private Investment Class and the MSTC Cash Reserves Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Portfolio has a capital loss carryforward of $1,380,405 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Portfolio cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Expenses - Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio at the annual rate of 0.15% of the average daily net assets of the Portfolio. During the year ended August 31, 1997, AIM voluntarily waived fees of $3,344,852 on the Portfolio.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1997, the Portfolio reimbursed AIM $68,372 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the year ended August 31, 1997, the Portfolio paid AIFS $260,721 for such services. On September 19, 1997, the Board of Directors of the Fund approved the appointment of A I M Fund Services, Inc. ("AFS") as transfer agent of the Fund to be effective in late 1997 or early 1998.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Cash Management Class and the MSTC Cash

Reserves Class of the Portfolio. The Plan provides that the Private Investment Class, Cash Management Class and the MSTC Cash Reserves Class pay FMC up to a maximum annual rate of 0.50%, 0.10% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25%, 0.10% and 0.20% of the average daily net assets, respectively, of each of the Private Investment Class, the Cash Management Class and the MSTC Cash Reserves Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Cash Management Class or the MSTC Cash Reserves Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1997, the Private Investment Class, the Cash Management Class and the MSTC Cash Reserves Class paid $170,528, $70,103 and $55,956, respectively, as compensation under the Plan. FMC waived fees of $131,211 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC, and AIFS.
 During the year ended August 31, 1997, the Portfolio paid legal fees of $8,944 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock during the years ended August 31, 1997 and 1996 were as follows:

                              SHARES           AMOUNT            SHARES           AMOUNT
                          ---------------  ---------------  ---------------- -----------------
Sold:
  Institutional Class      78,261,661,500  $78,261,661,500    51,676,611,824 $  51,676,611,824
----------------------------------------------------------------------------------------------
  Cash Management Class*    1,034,402,514    1,034,402,514       320,121,330       320,121,330
----------------------------------------------------------------------------------------------
  Private Investment
   Class**                    342,644,258      342,644,258       136,803,186       136,803,186
----------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class***                   408,898,275      408,898,275                --                --
----------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class          20,480,836       20,480,836         4,477,681         4,477,681
----------------------------------------------------------------------------------------------
  Cash Management Class*        2,312,729        2,312,729           283,906           283,906
----------------------------------------------------------------------------------------------
  Private Investment
   Class**                      2,744,701        2,744,701           727,956           727,956
----------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class***                     1,184,333        1,184,333                --                --
----------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class     (76,483,889,456) (76,483,889,456) (50,978,284,230)  (50,978,284,230)
----------------------------------------------------------------------------------------------
  Cash Management Class*   (1,006,454,600)  (1,006,454,600)    (267,150,707)     (267,150,707)
----------------------------------------------------------------------------------------------
  Private Investment
   Class**                   (319,526,727)    (319,526,727)     (92,513,215)      (92,513,215)
----------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class***                  (329,545,119)    (329,545,119)               --                --
----------------------------------------------------------------------------------------------
Net increase                1,934,913,244  $ 1,934,913,244       801,077,731 $     801,077,731
==============================================================================================

  *The Cash Management Class commenced operations on January 17, 1996. **The Private Investment Class commenced operations on February 16, 1996.
***The MSTC Cash Reserves Class commenced operations on September 23, 1996.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of capital stock outstanding of the MSTC Cash Reserves Class during the period September 23, 1996 (date operations commenced) through August 31, 1997.

                                                          1997
                                                         -------
Net asset value, beginning of period                     $  1.00
-------------------------------------------------------  -------
Income from investment operations:
  Net investment income                                     0.05
-------------------------------------------------------  -------
Less distributions:
  Dividends from net investment income                     (0.05)
-------------------------------------------------------  -------
Net asset value, end of period                           $  1.00
=======================================================  =======
Total return(a)                                             5.37%
=======================================================  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $80,510
=======================================================  =======
Ratio of expenses to average net assets(b)                  0.27%(c)
=======================================================  =======
Ratio of net investment income to average net assets(b)     5.34%(c)
=======================================================  =======

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Annualized ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 0.39% and 5.22%, respectively.
(c) Ratios are annualized and based on average net assets of $29,772,439.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the period September 23, 1996 (date operations commenced) through August 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquid Assets Portfolio as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the period September 23, 1996 (date operations commenced) through August 31, 1997, in conformity with generally accepted accounting principles.

                                 KPMG Peat Marwick LLP

Houston, Texas
October 3, 1997

SUPPLEMENTAL PROXY INFORMATION -- SHAREHOLDER MEETING
--------------------------------------------------------------------------------

The Annual Meeting of Shareholders of the Fund was held on February 7, 1997. The meeting was held for the following purposes:

(1) To elect directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson, and Louis S. Sklar.

(2) To approve a new Investment Advisory Agreement between the Fund and AIM.

(3) To approve the elimination of the fundamental investment policy prohibiting or restricting investments in other investment companies and/or the amendment of certain related fundamental investment policies.

(4) Ratification of KPMG Peat Marwick LLP as independent accountants for the Fund's fiscal year ending August 31, 1997.

The following votes were cast with respect to each item:

                                                              VOTES   WITHHOLD/
     DIRECTOR/MATTER                             VOTES FOR   AGAINST ABSTENTIONS
     ---------------                           ------------- ------- -----------
 (1) Charles T. Bauer.......................   7,945,747,161     N/A    623,551
     Bruce L. Crockett......................   7,945,747,161     N/A    623,551
     Owen Daly II...........................   7,945,747,161     N/A    623,551
     Carl Frischling........................   7,945,747,161     N/A    623,551
     Robert H. Graham.......................   7,945,747,161     N/A    623,551
     John F. Kroeger........................   7,945,747,161     N/A    623,551
     Lewis F. Pennock.......................   7,945,747,161     N/A    623,551
     Ian W. Robinson........................   7,945,747,161     N/A    623,551
     Louis S. Sklar.........................   7,945,747,161     N/A    623,551
 (2) Approval of new Investment Advisory
     Agreement (Portfolio only).............   1,590,748,383     N/A        N/A
 (3) Elimination of policy restricting in-
     vestments in other investment companies
     (Portfolio only).......................   1,565,896,805 105,264        N/A
 (4) KPMG Peat Marwick LLP..................   7,944,484,460 691,022  1,195,229

                         DIRECTORS
Charles T. Bauer                       Robert H. Graham            Short-Term
Bruce L. Crockett                       John F. Kroeger            Investments Co.
Owen Daly II                           Lewis F. Pennock            (STIC)
Jack Fields                             Ian W. Robinson
Carl Frischling                          Louis S. Sklar

                         OFFICERS
Charles T. Bauer                               Chairman
Robert H. Graham                              President
John J. Arthur           Sr. Vice President & Treasurer            Liquid Assets
Gary T. Crum                         Sr. Vice President            Portfolio
Carol F. Relihan         Sr. Vice President & Secretary            ----------------------------------------
Dana R. Sutton     Vice President & Assistant Treasurer            MSTC Cash                   ANNUAL
Melville B. Cox                          Vice President            Reserves Class              REPORT
Karen Dunn Kelley                        Vice President
J. Abbott Sprague                        Vice President
P. Michelle Grace                   Assistant Secretary                                   AUGUST 31, 1997
Nancy L. Martin                     Assistant Secretary
Ofelia M. Mayo                      Assistant Secretary
Kathleen J. Pflueger                Assistant Secretary
Samuel D. Sirko                     Assistant Secretary
Stephen I. Winer                    Assistant Secretary
Mary J. Benson                      Assistant Treasurer

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 347-1919

                           DISTRIBUTOR
                     Fund Management Company
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 659-1005

                            CUSTODIAN
                       The Bank of New York
                 90 Washington Street, 11th Floor
                        New York, NY 10286

                      LEGAL COUNSEL TO FUND
                Ballard Spahr Andrews & Ingersoll
                  1735 Market Street, 51st Floor
                   Philadelphia, PA 19103-7599

                    LEGAL COUNSEL TO DIRECTORS
                Kramer, Levin, Naftalis & Frankel
                         919 Third Avenue
                        New York, NY 10022

                          TRANSFER AGENT
             A I M Institutional Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

                             AUDITORS
                       KPMG Peat Marwick LLP
                           700 Louisiana
                       NationsBank Building
                        Houston, TX  77002

This report may be distributed only to current shareholders or             [LOGO APPEARS HERE]
     to persons who have received a current prospectus.                  FUND MANAGEMENT COMPANY